Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenues	Revenues
	For the year ended December 31
	2021	2022	2023
Consumables	1,631	5,487	7,795
Support services	1,117	3,217	4,590
Sales of systems	7,250	34,929	43,929
Research and development services	495	—	—
Total revenue	10,493	43,633	56,314

Schedule of Revenues Per Geographical Locations	Revenues per geographical locations:
	For the year ended December 31
	2021	2022	2023
Americas	2,513	14,309	22,340
APAC	743	4,361	2,947
EMEA	7,237	24,963	31,027
Total revenue	10,493	43,633	56,314

Schedule of Timing of Revenue Recognition	Timing of revenue recognition:
	For the year ended December 31
	2021	2022	2023
Services transferred over time	1,074	3,217	4,590
Goods transferred at a point in time	9,419	40,416	51,724
Total revenue	10,493	43,633	56,314

Schedule of Receivables and Contract Liabilities Deriving from Contracts with Customers	The table below provides information regarding receivables and contract liabilities deriving from contracts with customers.
	For the year ended December 31
	2022	2023
Trade receivables	6,342	12,710
Contract liabilities	3,330	3,857